UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 February 20, 2007 to March 26, 2007

 Commission File Number of issuing entity: 333-132809-50

 GSAMP Trust 2007-NC1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-132809

 GS Mortgage Securities Corp.
 (Exact name of depositor as specified in its charter)

 Goldman Sachs Mortgage Company
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2198912
 54-2198913
 54-2198914
 54-2198915
 54-2198916
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2A                             _____    _____    __X___    ____________
  A-2B                             _____    _____    __X___    ____________
  A-2C                             _____    _____    __X___    ____________
  A-2D                             _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  M-7                              _____    _____    __X___    ____________
  M-8                              _____    _____    __X___    ____________
  M-9                              _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  RC                               _____    _____    __X___    ____________
  RX                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 26, 2007 a distribution was made to holders of the certificates issued by GSAMP Trust 2007-NC1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings.

Pursuant to a Form 8-K filed on March 30, 2007 (the "March 30th Announcement"), on March 26, 2007, New Century Financial Corporation ("New Century"), the parent of NC Capital Corporation, the originator of the mortgage loans, and certain of its subsidiaries filed a Motion for Dissolution of Modified Temporary Restraining Order and Motion for an Emergency Hearing, and Opposition to a Preliminary Injunction.

Pursuant to a Form 8-K filed on March 22, 2007 (the "March 22nd Announcement"), New Century has received cease and desist orders from several states and entered into consent agreements with several states (the "Previous Orders and Consent Agreements"). On March 20, 2007, certain of New Century's subsidiaries entered into a consent agreement with the State of Maine's Office of Consumer Credit Regulation, respectively (the "March 20 Consent Agreement").

According to the March 22nd Announcement, consistent with the Previous
Orders and Consent Agreements, the March 20 Consent Agreement contains allegations that certain of New Century's subsidiaries have engaged in violations of state law, including, among other things, failure to fund mortgage loans after closing. Consistent with the Previous Orders and Consent Agreements, the March 20 Consent Agreement seeks to restrain New Century's subsidiaries from taking certain actions, including, among others, engaging in alleged violations of state law and taking new applications for mortgage loans in the relevant jurisdiction. The March 20 Consent Agreement also seeks to cause the subsidiaries to affirmatively take certain actions, including the creation of escrow accounts to hold fees relating to pending mortgage applications, the transfer to other lenders of the outstanding mortgage applications and unfunded mortgage loans held by the subsidiaries, and the provision of regular information to the state regulators regarding the subsidiaries' activities in the applicable state, including the status of all outstanding mortgage applications and unfunded mortgage loans in that state.

         Pursuant to a Form 8-K filed on March 20, 2007 (the "March 20th Announcement"), on March 16, 2007, New Century received additional cease and desist orders from the State of California (the "California Orders") and certain of New Century's subsidiaries entered into consent agreements with the State of Florida's Office of Financial Regulation and the State of Washington's Department of Financial Institutions, respectively, each dated March 16, 2007 (the "March 16 Agreements") and together with the California Orders, the "March 16 Orders and Consent Agreements").

         According to the March 20th Announcement, consistent with certain other previous consent agreements, the March 16 Orders and Consent Agreements contain allegations that certain of New Century's subsidiaries have engaged in violations of state law, including, among other things, failure to fund mortgage loans after closing. Consistent with certain other previous consent agreements, the March 16 Orders and Consent Agreements seek to restrain New Century's subsidiaries from taking certain actions, including, among other things, engaging in alleged violations of state law and taking new applications for mortgage loans in the relevant jurisdiction. New Century announced that the March 16 Orders and Consent Agreements also seek to cause the subsidiaries to affirmatively take certain actions, including the creation of escrow accounts to hold fees relating to pending mortgage applications, the transfer to other lenders of the outstanding mortgage applications and unfunded mortgage loans held by the subsidiaries, and the provision of regular information to the state regulators regarding the subsidiaries' activities in the applicable state, including the status of all outstanding mortgage applications and unfunded mortgage loans in that state. The California Orders become permanent if not promptly appealed by the applicable subsidiaries. New Century and its subsidiaries are reviewing the California Orders and accordingly have not yet determined whether they will appeal all or any portion of the California Orders.

         Pursuant to a Form 8-K filed on March 19, 2007 (the "March 19th Announcement"), New Century stated that on March 14, 2007 and March 15, 2007, it received additional cease and desist orders from the States of Connecticut, Maryland, Rhode Island and Tennessee (collectively, the "March 14-15 Orders"). New Century stated that the cease and desist orders contain allegations that certain of New Century's subsidiaries have engaged in violations of applicable state law, including, among other things and failure to fund mortgage loans after a mortgage closing. Additionally, on March 14, 2007, certain of New Century's subsidiaries, entered into a Consent Agreement and Order, dated March 14, 2007, with the Commonwealth of Pennsylvania Department of Banking, Bureau of Supervision and Enforcement (the "Consent Agreement").

         The March 14-15 Orders and the Consent Agreement seek to restrain New Century's subsidiaries from taking certain actions, including, among others, engaging in alleged violations of applicable state law and taking new applications for mortgage loans in the relevant jurisdiction. The March 14-15 Orders and the Consent Agreement also seek to cause the subsidiaries to affirmatively take certain actions, including the creation of escrow accounts to hold fees relating to pending mortgage applications, the transfer to other lenders of the outstanding mortgage applications and unfunded mortgage loans held by the subsidiaries, and the provision of regular information to the state regulators regarding the subsidiaries' activities in the applicable state, including the status of all outstanding mortgage applications and unfunded mortgage loans in that state. Certain of the March 14-15 Orders also seek to revoke the licenses of one or more of New Century's subsidiaries or assess administrative penalties.

         The March 14-15 Orders generally become permanent if not promptly appealed by the applicable subsidiaries. New Century and its subsidiaries are reviewing the March 14-15 Orders and accordingly have not yet determined whether they will appeal all or any portion of the March 14-15 Orders.

         According to the March 19th Announcement, on March 14, 2007, in connection with a civil action filed against New Century and certain of its subsidiaries in an Ohio state court (the "Ohio Complaint") by the Attorney General of Ohio and the Ohio Division of Commerce, Division of Financial Institutions, such Ohio state court issued a temporary restraining order, which was subsequently modified by the court on March 16, 2007, against New Century (as modified, the "Ohio TRO"). New Century stated that the Ohio Complaint and the Ohio TRO contain allegations that New Century has engaged in violations of applicable Ohio state law, including, among other things, failure to fund mortgage loans after closing. New Century stated that the Ohio TRO restrains New Century from taking certain actions, including, among other things, (i) engaging in violations of Ohio state law, (ii) soliciting applicants and taking new applications for mortgage loans in Ohio and (iii) initiating, prosecuting or enforcing foreclosure actions in Ohio. New Century announced that the Ohio TRO also requires New Century to confer with the Ohio Attorney General and Division of Commerce by March 22, 2007 regarding the treatment of Ohio loans that are more than 60 days delinquent and are held for sale. New Century stated that the restraints imposed by the Ohio TRO could further harm New Century's business. In addition, New Century announced that it is reviewing the Ohio Complaint and the Ohio TRO and accordingly has not yet determined whether it will appeal all or any portion of the Ohio TRO. Subject to its funding limitations, New Century stated that it intends to comply with the Ohio TRO pending any appeal.

         According to the March 19th Announcement, New Century announced that it anticipates that orders similar to those described above will be received by New Century or its subsidiaries from additional states and that it intends to continue to cooperate with its regulators in order to mitigate the impact on consumers resulting from New Century's funding constraints.

         Pursuant to a Form 8-K filed on March 14, 2007 (the "March 14th Announcement"), New Century has been engaged in recent ongoing discussions with its state regulators regarding New Century's funding constraints and the impact on consumers who are in various stages of the loan origination process with New Century. New Century stated that it has advised these regulators that it has ceased accepting loan applications and that as of March 14, 2007, New Century and its subsidiaries are unable to fund any mortgage loans, including mortgage loans for those consumers who were already in the loan origination process with New Century.

         According to the March 14th Announcement, on March 13, 2007, New Century and certain of its subsidiaries received cease and desist orders from regulators in the States of Massachusetts, New Hampshire, New Jersey and New York. New Century stated that the cease and desist orders contain allegations that certain of New Century's subsidiaries have engaged in violations of applicable state law, including, among others, failure to fund mortgage loans after a mortgage closing, failure to meet certain financial requirements, including net worth and available liquidity, and failure to timely notify the state regulators of defaults and terminations under certain of its financing arrangements.

         According to the March 14th Announcement, the cease and desist orders seek to restrain the subsidiaries from taking certain actions, including, among others, engaging in further violations of state law, taking new applications for mortgage loans in the relevant jurisdiction, and paying dividends or bonuses to officers, directors or shareholders of the applicable subsidiaries. In addition, the cease and desist orders also seek to cause the subsidiaries to affirmatively take certain actions, including the creation of escrow accounts to hold fees relating to pending mortgage applications, the transfer to other lenders of the outstanding mortgage applications and unfunded mortgage loans held by the subsidiaries, and the provision of regular information to the state regulators regarding the subsidiaries' activities in the applicable state, including the status of all outstanding mortgage applications and unfunded mortgage loans in that state. Furthermore, certain of the cease and desist orders also require one or more of the subsidiaries to show cause why their license should not be revoked or why administrative penalties should not be assessed.

         According to the March 14th Announcement, the cease and desist orders generally become permanent if not promptly appealed by the applicable subsidiaries. New Century stated that it is reviewing these orders and accordingly has not yet determined whether it will appeal all or any portion of any of the orders. New Century announced that, subject to its funding limitations, it intends to comply with the orders pending any such appeal.

         According to the March 14th Announcement, New Century announced that it anticipates that orders similar to those described above will be received by New Century or its subsidiaries from additional states and that it intends to continue to cooperate with its regulators in order to mitigate the impact on consumers resulting from New Century's funding constraints.

         Pursuant to a Form 8-K filed on March 13, 2007 (the "March 13th Announcement"), by New Century, New Century received a letter from the staff of the Pacific Regional Office of the Securities Exchange Commission ("SEC") on March 12, 2007, stating that the staff was conducting a preliminary investigation involving New Century and requesting production of certain documents. In addition, New Century stated that the staff of the SEC had also previously requested a meeting with New Century to discuss the events leading up to the announcement of the restatements and New Century intends to comply with the SEC's request.

         In addition, New Century stated in the March 13th Announcement that, on February 28, 2007, New Century received a letter from the United States Attorney's Office for the Central District of California ("U.S. Attorney's Office") indicating that it was conducting a criminal inquiry under the federal securities laws in connection with trading in New Century's securities, as well as accounting errors regarding New Century's allowance for repurchase losses. New Century also stated that it has subsequently received a grand jury subpoena requesting production of certain documents. New Century stated that it intends to cooperate with the requests of the U.S. Attorney's Office.

         Pursuant to a Form 12b-25 filed on March 2, 2007 (the "March 2nd Announcement") by New Century, New Century stated that it had previously reported that it had been served with a complaint for a purported securities class action and was aware of nine additional purported class action lawsuits that had been filed against it and certain of its officers and directors alleging certain violations of federal securities laws.

         New Century also stated that since that time, it has become aware of four related derivative complaints against certain of its directors and officers, making essentially the same allegations as the federal securities cases relating to New Century's restatements. New Century stated that it believes that the derivative cases have been or will be filed in Orange County Superior Court, and that it anticipates that similar actions may be filed in the future.

 Item 3. Sales of Securities & Use of Proceeds.

 On the closing date of the issuance of the GSAMP Trust 2007-NC1 Mortgage Pass-Through Certificates, Series 2007-NC1, the Class B-1, Class B-2, Class X and Class P certificates were sold to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933 (the "Act") pursuant to
 Section 4(2) under the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by GSAMP Trust 2007-NC1, relating to the March 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 GSAMP Trust 2007-NC1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: April 10, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by GSAMP Trust 2007-NC1, relating to the March 26, 2007 distribution.



 EX-99.1


GS Mortgage Securities Corp
Mortgage Pass-Through Certificates



Distribution Date:       3/26/2007


GS Mortgage Securities Corp
Mortgage Pass-Through Certificates
Series 2007-NC1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
         A-1                3622MGAA6       03/23/2007              5.45000%      479,787,000.00            2,469,570.31
        A-2A                3622MGAB4       03/23/2007              5.37000%      482,234,000.00            2,445,730.10
        A-2B                3622MGAC2       03/23/2007              5.42000%      145,757,000.00              746,113.89
        A-2C                3622MGAD0       03/23/2007              5.47000%      196,365,000.00            1,014,443.41
        A-2D                3622MGAE8       03/23/2007              5.55000%       79,824,000.00              418,410.80
         M-1                3622MGAF5       03/23/2007              5.56000%       76,022,000.00              399,199.97
         M-2                3622MGAG3       03/23/2007              5.59000%       75,106,000.00              396,517.95
         M-3                3622MGAH1       03/23/2007              5.62000%       40,301,000.00              213,908.75
         M-4                3622MGAJ7       03/23/2007              5.69000%       38,469,000.00              206,728.13
         M-5                3622MGAK4       03/23/2007              5.71000%       34,805,000.00              187,695.63
         M-6                3622MGAL2       03/23/2007              5.77000%       24,730,000.00              134,764.76
         M-7                3622MGAM0       03/23/2007              6.27000%       22,898,000.00              135,594.32
         M-8                3622MGAN8       03/23/2007              6.77000%       15,571,000.00               99,559.24
         M-9                3622MGAP3       03/23/2007              7.82000%       21,982,000.00              162,349.28
         B-1                3622MGAT5       03/23/2007              7.82000%       32,058,000.00              236,766.14
         B-2                3622MGAU2       03/23/2007              7.82000%       26,562,000.00              196,175.13
          X                 3622MGAW8       03/23/2007              0.00000%       39,384,721.32            2,570,002.47
          P                 3622MGAV0       02/28/2007              0.00000%                0.00               60,143.36
          R                 3622MGAQ1       02/28/2007              0.00000%               50.00                    0.00
         RC                 3622MGAR9       02/28/2007              0.00000%              100.00                    0.00
         RX                 3622MGAS7       02/28/2007              0.00000%               50.00                    0.00

Totals                                                                          1,831,855,921.32           12,093,673.64


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
        A-1               3,378,763.59               0.00     476,408,236.41      5,848,333.90               0.00
       A-2A               9,703,929.18               0.00     472,530,070.82     12,149,659.28               0.00
       A-2B                       0.00               0.00     145,757,000.00        746,113.89               0.00
       A-2C                       0.00               0.00     196,365,000.00      1,014,443.41               0.00
       A-2D                       0.00               0.00      79,824,000.00        418,410.80               0.00
        M-1                       0.00               0.00      76,022,000.00        399,199.97               0.00
        M-2                       0.00               0.00      75,106,000.00        396,517.95               0.00
        M-3                       0.00               0.00      40,301,000.00        213,908.75               0.00
        M-4                       0.00               0.00      38,469,000.00        206,728.13               0.00
        M-5                       0.00               0.00      34,805,000.00        187,695.63               0.00
        M-6                       0.00               0.00      24,730,000.00        134,764.76               0.00
        M-7                       0.00               0.00      22,898,000.00        135,594.32               0.00
        M-8                       0.00               0.00      15,571,000.00         99,559.24               0.00
        M-9                       0.00               0.00      21,982,000.00        162,349.28               0.00
        B-1                       0.00               0.00      32,058,000.00        236,766.14               0.00
        B-2                       0.00               0.00      26,562,000.00        196,175.13               0.00
         X                        0.00               0.00      39,384,902.31      2,570,002.47               0.00
         P                        0.00               0.00               0.00         60,143.36               0.00
         R                       50.00               0.00               0.00             50.00               0.00
        RC                      100.00               0.00               0.00            100.00               0.00
        RX                       50.00               0.00               0.00             50.00               0.00

Totals                   13,082,892.77               0.00   1,818,773,209.54     25,176,566.41               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
        A-1             479,787,000.00     479,787,000.00             0.00        3,378,763.59            0.00            0.00
        A-2A            482,234,000.00     482,234,000.00             0.00        9,703,929.18            0.00            0.00
        A-2B            145,757,000.00     145,757,000.00             0.00                0.00            0.00            0.00
        A-2C            196,365,000.00     196,365,000.00             0.00                0.00            0.00            0.00
        A-2D             79,824,000.00      79,824,000.00             0.00                0.00            0.00            0.00
        M-1              76,022,000.00      76,022,000.00             0.00                0.00            0.00            0.00
        M-2              75,106,000.00      75,106,000.00             0.00                0.00            0.00            0.00
        M-3              40,301,000.00      40,301,000.00             0.00                0.00            0.00            0.00
        M-4              38,469,000.00      38,469,000.00             0.00                0.00            0.00            0.00
        M-5              34,805,000.00      34,805,000.00             0.00                0.00            0.00            0.00
        M-6              24,730,000.00      24,730,000.00             0.00                0.00            0.00            0.00
        M-7              22,898,000.00      22,898,000.00             0.00                0.00            0.00            0.00
        M-8              15,571,000.00      15,571,000.00             0.00                0.00            0.00            0.00
        M-9              21,982,000.00      21,982,000.00             0.00                0.00            0.00            0.00
        B-1              32,058,000.00      32,058,000.00             0.00                0.00            0.00            0.00
        B-2              26,562,000.00      26,562,000.00             0.00                0.00            0.00            0.00
         X               39,384,721.32      39,384,721.32             0.00                0.00            0.00            0.00
         P                        0.00               0.00             0.00                0.00            0.00            0.00
         R                       50.00              50.00             0.00               50.00            0.00            0.00
         RC                     100.00             100.00             0.00              100.00            0.00            0.00
         RX                      50.00              50.00             0.00               50.00            0.00            0.00

Totals                1,831,855,921.32   1,831,855,921.32             0.00       13,082,892.77            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
         A-1                 3,378,763.59     476,408,236.41        0.99295778        3,378,763.59
         A-2A                9,703,929.18     472,530,070.82        0.97987714        9,703,929.18
         A-2B                        0.00     145,757,000.00        1.00000000                0.00
         A-2C                        0.00     196,365,000.00        1.00000000                0.00
         A-2D                        0.00      79,824,000.00        1.00000000                0.00
         M-1                         0.00      76,022,000.00        1.00000000                0.00
         M-2                         0.00      75,106,000.00        1.00000000                0.00
         M-3                         0.00      40,301,000.00        1.00000000                0.00
         M-4                         0.00      38,469,000.00        1.00000000                0.00
         M-5                         0.00      34,805,000.00        1.00000000                0.00
         M-6                         0.00      24,730,000.00        1.00000000                0.00
         M-7                         0.00      22,898,000.00        1.00000000                0.00
         M-8                         0.00      15,571,000.00        1.00000000                0.00
         M-9                         0.00      21,982,000.00        1.00000000                0.00
         B-1                         0.00      32,058,000.00        1.00000000                0.00
         B-2                         0.00      26,562,000.00        1.00000000                0.00
          X                          0.00      39,384,902.31        1.00000460                0.00
          P                          0.00               0.00        0.00000000                0.00
          R                         50.00               0.00        0.00000000               50.00
          RC                       100.00               0.00        0.00000000              100.00
          RX                        50.00               0.00        0.00000000               50.00

Totals                      13,082,892.77   1,818,773,209.54        0.99285822       13,082,892.77



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
        A-1           479,787,000.00          1000.00000000            0.00000000            7.04221580          0.00000000
        A-2A          482,234,000.00          1000.00000000            0.00000000           20.12286396          0.00000000
        A-2B          145,757,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        A-2C          196,365,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        A-2D           79,824,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-1            76,022,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-2            75,106,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-3            40,301,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-4            38,469,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-5            34,805,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-6            24,730,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-7            22,898,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-8            15,571,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        M-9            21,982,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-1            32,058,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-2            26,562,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
         X             39,384,721.32          1000.00000000            0.00000000            0.00000000          0.00000000
         P                      0.00             0.00000000            0.00000000            0.00000000          0.00000000
         R                     50.00          1000.00000000            0.00000000         1000.00000000          0.00000000
         RC                   100.00          1000.00000000            0.00000000         1000.00000000          0.00000000
         RX                    50.00          1000.00000000            0.00000000         1000.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
        A-1               0.00000000             7.04221580          992.95778420             0.99295778          7.04221580
        A-2A              0.00000000            20.12286396          979.87713604             0.97987714         20.12286396
        A-2B              0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        A-2C              0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        A-2D              0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-4               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-5               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-6               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-7               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-8               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        M-9               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
         X                0.00000000             0.00000000         1000.00459544             1.00000460          0.00000000
         P                0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
         R                0.00000000          1000.00000000            0.00000000             0.00000000       1000.00000000
         RC               0.00000000          1000.00000000            0.00000000             0.00000000       1000.00000000
         RX               0.00000000          1000.00000000            0.00000000             0.00000000       1000.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
         A-1         02/20/07 - 03/25/07     34           5.45000%     479,787,000.00        2,469,570.31                   0.00
        A-2A         02/20/07 - 03/25/07     34           5.37000%     482,234,000.00        2,445,730.10                   0.00
        A-2B         02/20/07 - 03/25/07     34           5.42000%     145,757,000.00          746,113.89                   0.00
        A-2C         02/20/07 - 03/25/07     34           5.47000%     196,365,000.00        1,014,443.41                   0.00
        A-2D         02/20/07 - 03/25/07     34           5.55000%      79,824,000.00          418,410.80                   0.00
         M-1         02/20/07 - 03/25/07     34           5.56000%      76,022,000.00          399,199.97                   0.00
         M-2         02/20/07 - 03/25/07     34           5.59000%      75,106,000.00          396,517.95                   0.00
         M-3         02/20/07 - 03/25/07     34           5.62000%      40,301,000.00          213,908.75                   0.00
         M-4         02/20/07 - 03/25/07     34           5.69000%      38,469,000.00          206,728.13                   0.00
         M-5         02/20/07 - 03/25/07     34           5.71000%      34,805,000.00          187,695.63                   0.00
         M-6         02/20/07 - 03/25/07     34           5.77000%      24,730,000.00          134,764.76                   0.00
         M-7         02/20/07 - 03/25/07     34           6.27000%      22,898,000.00          135,594.32                   0.00
         M-8         02/20/07 - 03/25/07     34           6.77000%      15,571,000.00           99,559.24                   0.00
         M-9         02/20/07 - 03/25/07     34           7.82000%      21,982,000.00          162,349.28              17,946.53
         B-1         02/20/07 - 03/25/07     34           7.82000%      32,058,000.00          236,766.14              26,172.77
         B-2         02/20/07 - 03/25/07     34           7.82000%      26,562,000.00          196,175.13              21,685.73
          X                          N/A     N/A          0.00000%      39,384,721.32                0.00                   0.00
          P                          N/A     N/A          0.00000%               0.00                0.00                   0.00
          R                          N/A     N/A          0.00000%              50.00                0.00                   0.00
         RC                          N/A     N/A          0.00000%             100.00                0.00                   0.00
         RX                          N/A     N/A          0.00000%              50.00                0.00                   0.00

Totals                                                                                       9,463,527.81              65,805.03



                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
         A-1                      0.00               0.00       2,469,570.31               0.00           476,408,236.41
        A-2A                      0.00               0.00       2,445,730.10               0.00           472,530,070.82
        A-2B                      0.00               0.00         746,113.89               0.00           145,757,000.00
        A-2C                      0.00               0.00       1,014,443.41               0.00           196,365,000.00
        A-2D                      0.00               0.00         418,410.80               0.00            79,824,000.00
         M-1                      0.00               0.00         399,199.97               0.00            76,022,000.00
         M-2                      0.00               0.00         396,517.95               0.00            75,106,000.00
         M-3                      0.00               0.00         213,908.75               0.00            40,301,000.00
         M-4                      0.00               0.00         206,728.13               0.00            38,469,000.00
         M-5                      0.00               0.00         187,695.63               0.00            34,805,000.00
         M-6                      0.00               0.00         134,764.76               0.00            24,730,000.00
         M-7                      0.00               0.00         135,594.32               0.00            22,898,000.00
         M-8                      0.00               0.00          99,559.24               0.00            15,571,000.00
         M-9                 17,946.53               0.00         162,349.28               0.00            21,982,000.00
         B-1                 26,172.77               0.00         236,766.14               0.00            32,058,000.00
         B-2                 21,685.73               0.00         196,175.13               0.00            26,562,000.00
          X                       0.00               0.00       2,570,002.47               0.00            39,384,902.31
          P                       0.00               0.00          60,143.36               0.00                     0.00
          R                       0.00               0.00               0.00               0.00                     0.00
         RC                       0.00               0.00               0.00               0.00                     0.00
         RX                       0.00               0.00               0.00               0.00                     0.00

Totals                       65,805.03               0.00      12,093,673.64               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
        A-1             479,787,000.00         5.45000%           1000.00000000             5.14722223           0.00000000
        A-2A            482,234,000.00         5.37000%           1000.00000000             5.07166666           0.00000000
        A-2B            145,757,000.00         5.42000%           1000.00000000             5.11888890           0.00000000
        A-2C            196,365,000.00         5.47000%           1000.00000000             5.16611112           0.00000000
        A-2D             79,824,000.00         5.55000%           1000.00000000             5.24166667           0.00000000
        M-1              76,022,000.00         5.56000%           1000.00000000             5.25111113           0.00000000
        M-2              75,106,000.00         5.59000%           1000.00000000             5.27944439           0.00000000
        M-3              40,301,000.00         5.62000%           1000.00000000             5.30777772           0.00000000
        M-4              38,469,000.00         5.69000%           1000.00000000             5.37388885           0.00000000
        M-5              34,805,000.00         5.71000%           1000.00000000             5.39277776           0.00000000
        M-6              24,730,000.00         5.77000%           1000.00000000             5.44944440           0.00000000
        M-7              22,898,000.00         6.27000%           1000.00000000             5.92166652           0.00000000
        M-8              15,571,000.00         6.77000%           1000.00000000             6.39388864           0.00000000
        M-9              21,982,000.00         7.82000%           1000.00000000             7.38555545           0.81641934
        B-1              32,058,000.00         7.82000%           1000.00000000             7.38555556           0.81641930
        B-2              26,562,000.00         7.82000%           1000.00000000             7.38555568           0.81641932
         X               39,384,721.32         0.00000%           1000.00000000             0.00000000           0.00000000
         P                        0.00         0.00000%              0.00000000             0.00000000           0.00000000
         R                       50.00         0.00000%           1000.00000000             0.00000000           0.00000000
         RC                     100.00         0.00000%           1000.00000000             0.00000000           0.00000000
         RX                      50.00         0.00000%           1000.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
        A-1               0.00000000             0.00000000            5.14722223             0.00000000          992.95778420
       A-2A               0.00000000             0.00000000            5.07166666             0.00000000          979.87713604
       A-2B               0.00000000             0.00000000            5.11888890             0.00000000         1000.00000000
       A-2C               0.00000000             0.00000000            5.16611112             0.00000000         1000.00000000
       A-2D               0.00000000             0.00000000            5.24166667             0.00000000         1000.00000000
        M-1               0.00000000             0.00000000            5.25111113             0.00000000         1000.00000000
        M-2               0.00000000             0.00000000            5.27944439             0.00000000         1000.00000000
        M-3               0.00000000             0.00000000            5.30777772             0.00000000         1000.00000000
        M-4               0.00000000             0.00000000            5.37388885             0.00000000         1000.00000000
        M-5               0.00000000             0.00000000            5.39277776             0.00000000         1000.00000000
        M-6               0.00000000             0.00000000            5.44944440             0.00000000         1000.00000000
        M-7               0.00000000             0.00000000            5.92166652             0.00000000         1000.00000000
        M-8               0.00000000             0.00000000            6.39388864             0.00000000         1000.00000000
        M-9               0.81641934             0.00000000            7.38555545             0.00000000         1000.00000000
        B-1               0.81641930             0.00000000            7.38555556             0.00000000         1000.00000000
        B-2               0.81641932             0.00000000            7.38555568             0.00000000         1000.00000000
         X                0.00000000             0.00000000           65.25379345             0.00000000         1000.00459544
         P                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
         R                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
        RC                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
        RX                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               24,754,640.50
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   955,597.78
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 60,143.36
     Swap/Cap Payments                                                                                   174,800.99
Total Deposits                                                                                        25,945,182.63

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           768,616.22
     Payment of Interest and Principal                                                                25,176,566.41
Total Withdrawals (Pool Distribution Amount)                                                          25,945,182.63

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    763,273.30
Master Servicing Fee - Wells Fargo Bank, N.A.                                             5,342.92
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               768,616.22

*Servicer Payees include: AVELO MORTGAGE, LLC; NEW CENTURY


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                        Excess Reserve Fund Account                0.00           65,805.02         65,805.02               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

          Interest Rate Cap Agreement-Goldman Sachs                                    0.00              0.00               0.00
         Interest Rate Swap Agreement-Goldman Sachs                            7,153,394.12      6,978,593.13         174,800.99

                                                          Collateral Statement

Group                                                                    Group 1                             Group 2
 Collateral Description                                               Mixed Fixed               Mixed ARM and Balloon
 Weighted Average Coupon Rate                                            8.078547                            8.292577
 Weighted Average Net Rate                                               7.578547                            7.792577
 Weighted Average Pass-Through Rate                                      7.575047                            7.789077
 Weighted Average Remaining Term                                              349                                 358
 Principal And Interest Constant                                       998,291.81                        3,623,344.01
 Beginning Loan Count                                                         896                               2,563
 Loans Paid in Full                                                             1                                  10
 Ending Loan Count                                                            895                               2,553
 Beginning Scheduled Balance                                       135,441,995.88                      499,616,894.68
 Ending Scheduled Balance                                          135,280,664.34                      496,399,457.72
 Actual Ending Collateral Balance                                  135,347,506.59                      496,553,462.83
 Scheduled Principal                                                    86,479.74                          170,751.23
 Unscheduled Principal                                                  74,851.80                        3,046,685.73
 Scheduled Interest                                                    911,812.07                        3,452,592.78
 Servicing Fees                                                         56,434.16                          208,173.71
 Master Servicing Fees                                                     395.04                            1,457.22
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                          854,982.87                        3,242,961.85
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                              0.00                           21,203.80
 Prepayment Penalty Paid Count                                                  0                                   3
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                    Group 3                             Group 4
 Collateral Description                                               Mixed Fixed               Mixed ARM and Balloon
 Weighted Average Coupon Rate                                            9.221745                            8.043973
 Weighted Average Net Rate                                               8.721745                            7.543973
 Weighted Average Pass-Through Rate                                      8.718245                            7.540473
 Weighted Average Remaining Term                                              356                                 358
 Principal And Interest Constant                                     1,986,454.16                        6,635,420.05
 Beginning Loan Count                                                       2,288                               3,646
 Loans Paid in Full                                                            16                                  21
 Ending Loan Count                                                          2,272                               3,625
 Beginning Scheduled Balance                                       245,160,359.34                      951,636,671.42
 Ending Scheduled Balance                                          243,571,158.73                      943,521,928.75
 Actual Ending Collateral Balance                                  243,653,681.98                      943,734,275.68
 Scheduled Principal                                                   102,448.90                          256,303.72
 Unscheduled Principal                                               1,486,751.71                        7,858,438.95
 Scheduled Interest                                                  1,884,005.26                        6,379,116.33
 Servicing Fees                                                        102,150.15                          396,515.28
 Master Servicing Fees                                                     715.05                            2,775.61
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,781,140.06                        5,979,825.44
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                          1,617.04                           37,322.52
 Prepayment Penalty Paid Count                                                  2                                   4
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                      Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            8.271956
 Weighted Average Net Rate                                               7.771956
 Weighted Average Pass-Through Rate                                      7.768456
 Weighted Average Remaining Term                                              357
 Principal And Interest Constant                                    13,243,510.03
 Beginning Loan Count                                                       9,393
 Loans Paid in Full                                                            48
 Ending Loan Count                                                          9,345
 Beginning Scheduled Balance                                     1,831,855,921.32
 Ending Scheduled Balance                                        1,818,773,209.54
 Actual Ending Collateral Balance                                1,819,288,927.08
 Scheduled Principal                                                   615,983.59
 Unscheduled Principal                                              12,466,728.19
 Scheduled Interest                                                 12,627,526.44
 Servicing Fees                                                        763,273.30
 Master Servicing Fees                                                   5,342.92
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                       11,858,910.22
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         60,143.36
 Prepayment Penalty Paid Count                                                  9
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                      Cash Reporting
Net Monthly Excess Cash Flow                                                 2,570,181.98
Extra Principal Distribution                                                       180.99
Other Income                                                                         0.00
Prepayment Interest Shortfall                                                        0.00
Soldier & Sailor                                                                     0.00


                                 Miscellaneous Reporting
Current Libor Rate Used                                                         5.320000%
Swap Libor Rate                                                                 5.320000%


                                   Structural Reporting
Overcollateralization Floor                                                  9,159,279.61
Overcollateralization Increase                                                     180.99
Overcollateralization Amount                                                39,384,902.31
Overcollateralization Deficiency                                                   180.99
Overcollateralization Release                                                        0.00
Specified Overcollateralization Amount                                      39,384,902.31
Stepdown Date                                                                          NO


                                 Trigger Event Reporting
Senior Enhancement Percentage                                                  24.625891%
Specified Senior Enhancement Percentage                                        48.900000%
Cumulative Loss Trigger Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%
Delinquency Trigger Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%
Trigger Event
     Trigger Result                                                                  Pass
40-Year Trigger Event
     Trigger Result                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      144                 0                    0                   0                    144
             30,753,268.01       0.00                 0.00                0.00                 30,753,268.01

60 Days      4                   0                    0                   0                    4
             702,794.84          0.00                 0.00                0.00                 702,794.84

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       148                 0                    0                   0                    148
             31,456,062.85       0.00                 0.00                0.00                 31,456,062.85

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      1.540931%           0.000000%            0.000000%           0.000000%            1.540931%
             1.690400%           0.000000%            0.000000%           0.000000%            1.690400%

60 Days      0.042804%           0.000000%            0.000000%           0.000000%            0.042804%
             0.038630%           0.000000%            0.000000%           0.000000%            0.038630%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       1.583735%           0.000000%            0.000000%           0.000000%            1.583735%
             1.729031%           0.000000%            0.000000%           0.000000%            1.729031%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     955,597.78




                                                 Delinquency Status By Group

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total

Group 1                        No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        5                    0                    0                   0                    5
                               476,686.98           0.00                 0.00                0.00                 476,686.98

60 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         5                    0                    0                   0                    5
                               476,686.98           0.00                 0.00                0.00                 476,686.98


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        0.558659%            0.000000%            0.000000%           0.000000%            0.558659%
                               0.352195%            0.000000%            0.000000%           0.000000%            0.352195%

60 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         0.558659%            0.000000%            0.000000%           0.000000%            0.558659%
                               0.352195%            0.000000%            0.000000%           0.000000%            0.352195%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group 2                        No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        26                   0                    0                   0                    26
                               4,951,324.80         0.00                 0.00                0.00                 4,951,324.80

60 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         26                   0                    0                   0                    26
                               4,951,324.80         0.00                 0.00                0.00                 4,951,324.80


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        1.018410%            0.000000%            0.000000%           0.000000%            1.018410%
                               0.997138%            0.000000%            0.000000%           0.000000%            0.997138%

60 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         1.018410%            0.000000%            0.000000%           0.000000%            1.018410%
                               0.997138%            0.000000%            0.000000%           0.000000%            0.997138%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group 3                        No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        46                   0                    0                   0                    46
                               5,022,390.80         0.00                 0.00                0.00                 5,022,390.80

60 Days                        1                    0                    0                   0                    1
                               50,942.31            0.00                 0.00                0.00                 50,942.31

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         47                   0                    0                   0                    47
                               5,073,333.11         0.00                 0.00                0.00                 5,073,333.11


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        2.024648%            0.000000%            0.000000%           0.000000%            2.024648%
                               2.061283%            0.000000%            0.000000%           0.000000%            2.061283%

60 Days                        0.044014%            0.000000%            0.000000%           0.000000%            0.044014%
                               0.020908%            0.000000%            0.000000%           0.000000%            0.020908%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         2.068662%            0.000000%            0.000000%           0.000000%            2.068662%
                               2.082190%            0.000000%            0.000000%           0.000000%            2.082190%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group 4                        No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           0                    0                   0                    0
                                                    0.00                 0.00                0.00                 0.00

30 Days                        67                   0                    0                   0                    67
                               20,302,865.43        0.00                 0.00                0.00                 20,302,865.43

60 Days                        3                    0                    0                   0                    3
                               651,852.53           0.00                 0.00                0.00                 651,852.53

90 Days                        0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         70                   0                    0                   0                    70
                               20,954,717.96        0.00                 0.00                0.00                 20,954,717.96


0-29 Days                                           0.000000%            0.000000%           0.000000%            0.000000%
                                                    0.000000%            0.000000%           0.000000%            0.000000%

30 Days                        1.848276%            0.000000%            0.000000%           0.000000%            1.848276%
                               2.151333%            0.000000%            0.000000%           0.000000%            2.151333%

60 Days                        0.082759%            0.000000%            0.000000%           0.000000%            0.082759%
                               0.069072%            0.000000%            0.000000%           0.000000%            0.069072%

90 Days                        0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         1.931034%            0.000000%            0.000000%           0.000000%            1.931034%
                               2.220404%            0.000000%            0.000000%           0.000000%            2.220404%




                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.

  Group 1 - No REO Information to report this period.

  Group 2 - No REO Information to report this period.

  Group 3 - No REO Information to report this period.

  Group 4 - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.

  Group 1 - No Foreclosure Information to report this period.

  Group 2 - No Foreclosure Information to report this period.

  Group 3 - No Foreclosure Information to report this period.

  Group 4 - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.

  Group 1 - No Bankruptcy Information to report this period.

  Group 2 - No Bankruptcy Information to report this period.

  Group 3 - No Bankruptcy Information to report this period.

  Group 4 - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
        Group 1                          0               0.00              0.00             0.000%
        Group 2                          0               0.00              0.00             0.000%
        Group 3                          0               0.00              0.00             0.000%
        Group 4                          0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

    Group 1 - No Realized Loss Information to report this period.

    Group 2 - No Realized Loss Information to report this period.

    Group 3 - No Realized Loss Information to report this period.

    Group 4 - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Group 1                                     0                  0.00                   0.00                  0.00
 Group 2                                     3            684,631.56              21,203.80                  0.00
 Group 3                                     2             81,255.46               1,617.04                  0.00
 Group 4                                     4          1,181,409.46              37,322.52                  0.00
 Total                                       9          1,947,296.48              60,143.36                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Group 2          0006079223      02/15/2007        393,249.97           10,995.27               0.00
       Group 2          0006116913      02/15/2007         86,690.04            1,734.90               0.00
       Group 2          0006117859      02/15/2007        204,691.55            8,473.63               0.00
       Group 3          0005899595      02/15/2007         22,355.99            1,027.87               0.00
       Group 3          0006076298      02/15/2007         58,899.47              589.17               0.00
       Group 4          0006077520      02/28/2007        124,780.40            1,997.08               0.00
       Group 4          0006077552      02/15/2007        131,908.89            4,630.54               0.00
       Group 4          0006118737      02/15/2007        849,332.28           27,693.98               0.00
       Group 4          0006589975      02/15/2007         75,387.89            3,000.92               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.681%       Current Month              7.870%        Current Month               1,707.716%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007       7.870%           N/A                          Mar-2007   1,707.716%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group 1
     SMM                                   CPR                                      PSA
     Current Month            0.055%       Current Month              0.662%        Current Month                 159.001%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007       0.662%           N/A                          Mar-2007     159.001%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group 2
     SMM                                   CPR                                      PSA
     Current Month            0.610%       Current Month              7.079%        Current Month               1,568.949%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007       7.079%           N/A                          Mar-2007   1,568.949%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group 3
     SMM                                   CPR                                      PSA
     Current Month            0.607%       Current Month              7.042%        Current Month               1,365.817%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007       7.042%           N/A                          Mar-2007   1,365.817%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group 4
     SMM                                   CPR                                      PSA
     Current Month            0.826%       Current Month              9.474%        Current Month               2,067.497%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007       9.474%           N/A                          Mar-2007   2,067.497%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary                                                       Group 1

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 8.000         3,208      871,077,727.32           47.894             370      73,788,069.85           54.544
     8.000    8.249           451      105,894,584.24            5.822              41       7,304,514.14            5.400
     8.250    8.499           569      121,801,144.78            6.697              38       6,149,948.74            4.546
     8.500    8.749           633      129,239,789.01            7.106              45       5,379,785.60            3.977
     8.750    8.999           715      142,511,641.24            7.836              56       8,168,891.39            6.038
  >= 9.000                  3,769      448,248,322.95           24.646             345      34,489,454.62           25.495
              Total         9,345    1,818,773,209.54          100.000             895     135,280,664.34          100.000


               Interest Rate Stratification (continued)

                                Group 2                                                        Group 3

            Current     Number of         Outstanding    Percentage of       Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)            Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                           Balance($)
            < 8.000           955      217,643,025.86           43.844              312      80,887,708.74           33.209
     8.000    8.249           121       23,930,210.46            4.821               43       7,856,240.02            3.225
     8.250    8.499           191       38,095,357.05            7.674               53       7,417,477.81            3.045
     8.500    8.749           220       42,490,724.23            8.560               77      10,116,111.02            4.153
     8.750    8.999           246       46,121,474.63            9.291               92      15,146,228.55            6.218
  >= 9.000                    820      128,118,665.49           25.810            1,695     122,147,392.59           50.149
              Total         2,553      496,399,457.72          100.000            2,272     243,571,158.73          100.000


               Interest Rate Stratification (continued)

                                Group 4

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 8.000         1,571      498,758,922.87           52.861
     8.000    8.249           246       66,803,619.62            7.080
     8.250    8.499           287       70,138,361.18            7.434
     8.500    8.749           291       71,253,168.16            7.552
     8.750    8.999           321       73,075,046.67            7.745
  >= 9.000                    909      163,492,810.25           17.328
              Total         3,625      943,521,928.75          100.000


                                                 SUPPLEMENTAL REPORTING

Determination Date
With respect to each Distribution Date, the 18th day of the calendar month in which such Distribution Date occurs or, if such day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The 25th day of each calendar month or, if such day is not a Business Day, the next succeeding Business Day, commencing in March 2007.

Libor Determination Date
With respect to any Interest Accrual Period for the LIBOR Certificates, the second London Business Day preceding the commencement of such Interest Accrual Period.

Record Date
With respect to any Distribution Date and any Class of Certificates, the close of business on the last Business
Day of the related Interest Accrual Period; provided, however, that for any Definitive Certificate, the Record
Date shall be the close of business on the last Business Day of the month preceding the month in which the applicable
Distribution Date occurs.

Remittance Date
With respect to any Distribution Date, no later than 1:30 PM New York City Time on the Business Day immediately preceding such Distribution Date.

Stepdown Date
The earlier to occur of (a) the date on which the aggregate Class Certificate Balances of the Class A Certificates
have been reduced to zero, and (b) the later to occur of (i) the Distribution Date in March 2010, and (ii) the
first Distribution Date on which the Senior nhancement Percentage is greater than or equal to the Senior Specified
Enhancement Percentage.

Closing Date
February 20, 2007.

